Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents	$ 425,172	$ 536,160	$ 468,092	$ 336,197
Financial assets at fair value through profit or loss	129,319	104,387
Trade and Other Receivables	496,713	363,374
Derivative Financial Instrument	2,874	2,040
Other Assets	18,805	11,782
Maximum exposure to credit risk	$ 1,072,883	$ 1,017,743